Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of operating lease arrangements
	March 31, 2023	December 31, 2022
ASSETS	(Unaudited)
Operating lease right-of-use assets	$1,098,760	$1,161,141
LIABILITIES
Operating lease liabilities (current)	387,333	369,314
Operating lease liabilities (noncurrent)	711,427	791,827

	December 31, 2022	December 31, 2021
ASSETS
Operating lease right-of-use assets	$1,161,141	$1,471,899
LIABILITIES
Operating lease liabilities (current)	369,314	347,100
Operating lease liabilities (noncurrent)	791,827	1,124,799

Schedule of lease expenses
	Three Months Ended March 31,
	2023	2022
	(Unaudited)
Operating lease expenses	$94,299	$85,857
	Three months Ended March 31,
	2023	2022
	(Unaudited)
Cash paid for amounts included in the measurement of operating lease liabilities	$94,299	$85,857
	March 31, 2023	December 31, 2022
Weighted Average Remaining Lease Term:
Operating leases	2.67 years	2.48 years

Weighted Average Discount Rate:
Operating leases	1.57%	1.49%

	Year Ended December 31,
	2022	2021
Operating lease expenses	$358,576	$335,208
	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities	$358,576	$335,208
	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term:
Operating leases	2.48 years	2.90 years

Weighted Average Discount Rate:
Operating leases	1.49%	1.39%

Schedule of minimum future annual payments under non-cancellable leases
Operating leases
2023 (excluding three months ended March 31, 2023)	$293,183
2024	404,999
2025	351,391
2026	56,915
Thereafter	-
Total future minimum lease payments, undiscounted	1,106,488
Less: Imputed interest	7,728
Present value of future minimum lease payments	$1,098,760

Operating leases
2023	$374,478
2024	389,613
2025	348,837
2026	56,916
2027	-
Total future minimum lease payments, undiscounted	1,169,844
Less: Imputed interest	8,703
Present value of future minimum lease payments	$1,161,141